Schedule of loss allowance (Details) - SGD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Balance at beginning of the period	$ 8,392	$ 4,357
Provision for expected credit losses	20,177	5,166
Amounts written off during the period/year	(17,719)	(1,131)
Balance at end of the period	$ 10,850	$ 8,392